Other disclosures (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Disclosures
Funds under management	R$ 18,934,221	R$ 2,770,684	R$ 2,716,477
Managed Funds	265,517,852	192,927,475	191,873,169
Total	R$ 284,452,073	R$ 195,698,159	R$ 194,589,646